UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      McAdams Wright Ragen, Inc.

Address:   925 Fourth Avenue, Suite 3900
           Seattle, WA  98104


Form 13F File Number: 028-13472


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michelle E. Heyne
Title:  Chief Compliance Officer
Phone:  (206) 664-8865

Signature,  Place,  and  Date  of  Signing:

/s/ Michelle E. Heyne              Seattle, Washington                5/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

29-06910         Ken Roberts Investment Management Inc.
---------------  ---------------------------------------------------------------
28-13411         Envestnet Asset Management Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             109

Form 13F Information Table Value Total:  $       97,632
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ------
3M COMPANY                     COM            88579Y101     1183    14151          SOLE                   0      0  14151
ABB LTD SPONSORED ADR          COM            000375204      550    25190          SOLE                   0      0  25190
ABBOTT LABORATORIES            COM            002824100      337     6392          SOLE                   0      0   6392
ABERDEEN ASIA PAC INC FUND     COM            003009107      905   138777          SOLE                   0      0 138777
AFLAC INC                      COM            001055102      217     4000          SOLE                   0      0   4000
ALLIANCE BERNSTEIN INCOME FUND COM            01881E101      326    40100          SOLE                   0      0  40100
AMAZON.COM INC                 COM            023135106      435     3205          SOLE                   0      0   3205
AMERICAN WATER WORKS CO INC    COM            030420103      424    19500          SOLE                   0      0  19500
AMGEN INC                      COM            031162100      759    12681          SOLE                   0      0  12681
ANTARES PHARMA INC             COM            036642106      170   124000          SOLE                   0      0 124000
APPLE INC                      COM            037833100      210      895          SOLE                   0      0    895
BANNER CORP COM                COM            06652V109      132    34417          SOLE                   0      0  34417
BARRICK GOLD CORP COM          COM            067901108      229     5966          SOLE                   0      0   5966
BERKSHIRE HATHAWAY INC CL B    COM            084670207      545     6700          SOLE                   0      0   6700
BOEING CO                      COM            097023105      361     4968          SOLE                   0      0   4968
BOSTON SCIENTIFIC CORP         COM            101137107      250    34573          SOLE                   0      0  34573
BP PLC SPON ADR                COM            055622104      569     9966          SOLE                   0      0   9966
BRISTOL MYERS SQUIBB           COM            110122108      230     8600          SOLE                   0      0   8600
BUCKEYE PARTNERS LP LTD PARTN  L.P.           118230101      225     3750          SOLE                   0      0   3750
CAMPBELL SOUP CO               COM            134429109     1485    42005          SOLE                   0      0  42005
CANADIAN PAC RAILWAYS LTD      COM            13645T100      464     8250          SOLE                   0      0   8250
CASCADE FINL CORP              COM            147272108       30    15290          SOLE                   0      0  15290
CHEVRON CORP NEW               COM            166764100     1359    17916          SOLE                   0      0  17916
CISCO SYS INC                  COM            17275R102      235     9027          SOLE                   0      0   9027
CITIGROUP INC                  COM            172967101      140    34640          SOLE                   0      0  34640
COMCAST CORP NEW CL A          COM            20030N101     1672    88774          SOLE                   0      0  88774
CONCUR TECHNOLOGIES INC        COM            206708109     1003    24469          SOLE                   0      0  24469
CONOCOPHILLIPS                 COM            20825C104      705    13774          SOLE                   0      0  13774
CORNING INC                    COM            219350105      303    15000          SOLE                   0      0  15000
COSTCO WHOLESALE CORP          COM            22160K105      817    13680          SOLE                   0      0  13680
DU PONT EI DE NEMOURS & CO     COM            263534109      281     7550          SOLE                   0      0   7550
ELECTRONIC ARTS                COM            285512109     1636    87679          SOLE                   0      0  87679
EL PASO PIPELINE PARTNERS L.P. L.P.           283702108      913    32745          SOLE                   0      0  32745
ENBRIDGE ENERGY PARTNERS L.P.  L.P.           29250R106      750    14840          SOLE                   0      0  14840
ENTERPRISE PRODUCTS PPTNS L.P. L.P.           293792107     2223    64297          SOLE                   0      0  64297
EXELON CORP                    COM            30161N101      973    22215          SOLE                   0      0  22215
EXPEDITORS INTL WASH INC       COM            302130109     1832    49625          SOLE                   0      0  49625
EXXON MOBIL CORP               COM            30231G102      629     9389          SOLE                   0      0   9389
FEDERATED INVESTORS INC CL B   COM            314211103     1470    55770          SOLE                   0      0  55770
FEDEX CORP                     COM            31428X106      219     2350          SOLE                   0      0   2350
FIRST FINANCIAL NORTHWEST INC  COM            32022K102      130    19000          SOLE                   0      0  19000
FORD MTR CO CAP TR II          PFD            345395206      202     4350          SOLE                   0      0   4350
FORWARD AIR CORP               COM            349853101      764    29040          SOLE                   0      0  29040
GENERAL ELECTRIC CO            COM            369604103     1313    72134          SOLE                   0      0  72134
GLAXOSMITHKLINE PLC SPON ADR   COM            37733W105      872    22625          SOLE                   0      0  22625
GLOBAL INDS LTD                COM            379336100       82    12700          SOLE                   0      0  12700
GRACO INC                      COM            384109104      266     8300          SOLE                   0      0   8300
HERSHEY CO                     COM            427866108      819    19125          SOLE                   0      0  19125
HOME DEPOT INC                 COM            437076102     1349    41700          SOLE                   0      0  41700
INTEL CORP                     COM            458140100     3098   138969          SOLE                   0      0 138969
INTL RECTIFIER CORP            COM            460254105      324    14150          SOLE                   0      0  14150
ITT CORP COM                   COM            450911102     1458    27200          SOLE                   0      0  27200
JOHNSON & JOHNSON              COM            478160104     2618    40151          SOLE                   0      0  40151
KIMBERLY CLARK CORP            COM            494368103     3717    59112          SOLE                   0      0  59112
KRAFT FOODS INC CL A           COM            50075N104     1364    45094          SOLE                   0      0  45094
LML PAYMENT SYSTEMS INC        COM            50208P109       33    13500          SOLE                   0      0  13500
LILLY ELI & CO                 COM            532457108      528    14568          SOLE                   0      0  14568
M&T BANK CORP                  COM            55261F104     1321    16640          SOLE                   0      0  16640
MEDTRONIC CORP                 COM            585055106      763    16950          SOLE                   0      0  16950
MERCK & CO INC NEW             COM            58933Y105      320     8570          SOLE                   0      0   8570

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ------
MICRON TECHNOLOGY              COM            595112103      410    39525          SOLE                   0      0  39525
MICROSOFT CORP                 COM            594918104     5081   173491          SOLE                   0      0 173491
MORGAN STANLEY ASIA PACIFIC FD COM            61744U106      828    54317          SOLE                   0      0  54317
MOTOROLA INC                   COM            620076109       70    10000          SOLE                   0      0  10000
MURPHY OIL CORP                COM            626717102     1048    18649          SOLE                   0      0  18649
NEW YORKCOMMUNITY BANCORP      COM            649445103      676    40900          SOLE                   0      0  40900
NEWELL RUBBERMAID INC          COM            651229106      768    50550          SOLE                   0      0  50550
NEWMONT MNG CORP HLDG          COM            651639106      422     8290          SOLE                   0      0   8290
NORDSTROM INC                  COM            655664100      253     6200          SOLE                   0      0   6200
NUVEEN MUN VALUE FD            COM            670928100      127    12900          SOLE                   0      0  12900
PACCAR INC                     COM            693718108     1062    24498          SOLE                   0      0  24498
PAYCHEX INC                    COM            704326107      329    10700          SOLE                   0      0  10700
PENN VA RESOURCE PARTNERS L.P. L.P.           707884102     1323    56400          SOLE                   0      0  56400
PEPSICO INC                    COM            713448108     3251    49145          SOLE                   0      0  49145
PFIZER INC                     COM            717081103     2194   127950          SOLE                   0      0 127950
PLUM CREEK TIMBER CO INC       COM            729251108      660    16963          SOLE                   0      0  16963
PNM RESOURCES INC              COM            69349H107      999    79765          SOLE                   0      0  79765
PORTLAND GEN ELEC CO COM NEW   COM            736508847      214    11100          SOLE                   0      0  11100
POTLATCH CORP NEW COM          COM            737630103      960    27403          SOLE                   0      0  27403
QUALCOMM INC                   COM            747525103     2295    54700          SOLE                   0      0  54700
RAYONIER INC                   COM            754907103      436     9600          SOLE                   0      0   9600
ROYAL DUTCH SHELL PLC SPON ADR COM            780259107     1564    28275          SOLE                   0      0  28275
SAFEWAY INC                    COM            786514208      897    36065          SOLE                   0      0  36065
SAN JUAN BASIN RTY TRUST       COM            798241105      222    10652          SOLE                   0      0  10652
SARA LEE CORP                  COM            803111103      869    62400          SOLE                   0      0  62400
SMUCKER JM CO NEW              COM            832696405      628    10420          SOLE                   0      0  10420
SOUTHERN CO                    COM            842587107      799    24100          SOLE                   0      0  24100
SPRINT NEXTEL CORP             COM            852061100      368    96901          SOLE                   0      0  96901
ST JUDE MEDICAL INC            COM            790849103     1455    35455          SOLE                   0      0  35455
STARBUCKS CORP                 COM            855244109      784    32300          SOLE                   0      0  32300
SWISS HELVETIA FUND INC        COM            870875101      346    29332          SOLE                   0      0  29332
SYSCO CORP                     COM            871829107     1234    41836          SOLE                   0      0  41836
TALBOTS INC                    COM            874161102      194    15000          SOLE                   0      0  15000
TARGET CORP                    COM            87612E106      648    12326          SOLE                   0      0  12326
TEMPLETON GLOBAL INCOME FD INC COM            880198106      126    12585          SOLE                   0      0  12585
TEVA PHARMACEUTICAL INDS LTD A COM            881624209      819    12985          SOLE                   0      0  12985
THERMO FISHER SCIENTIFIC INC   COM            883556102      573    11135          SOLE                   0      0  11135
TRIQUINT SEMICONDUCTORINC      COM            89674K103      138    19675          SOLE                   0      0  19675
UNITED PARCEL SVC INC CL B     COM            911312106      404     6265          SOLE                   0      0   6265
US BANCORP DEL                 COM            902973304      810    31293          SOLE                   0      0  31293
VERIZON COMMUNICATIONS         COM            92343V104     2777    89512          SOLE                   0      0  89512
WAL-MART STORES INC            COM            931142103      487     8753          SOLE                   0      0   8753
WASHINGTON FEDERAL INC         COM            938824109     3407   167689          SOLE                   0      0 167689
WEYERHAUSER CO                 COM            962166104     1656    36590          SOLE                   0      0  36590
WHIRLPOOL CORP                 COM            963320106     1008    11550          SOLE                   0      0  11550
WILEY JOHN & SONS INC CL A     COM            968223206      454    10500          SOLE                   0      0  10500
XILINX INC                     COM            983919101      220     8625          SOLE                   0      0   8625
YAHOO INC                      COM            984332106     2432   147155          SOLE                   0      0 147155
ZYMOGENETICS INC               COM            98985T109      370    64585          SOLE                   0      0  64585